Income Taxes - Narratives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Loss before income taxes	$ (1,289)	$ (427)	$ (268)
Effective tax rate (percent)	(3.00%)	(111.00%)	0.00%
Deferred tax asset, alternative minimum tax credit	$ 26
Unrecognized tax benefits that would impact effective tax rate	3
Current income tax benefit	16
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	3,400
Domestic Tax Authority
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	$ 4,200